Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Effective income tax rate	60.61%	(6.71%)	(5.30%)
Loss before income taxes	$ 56.1	$ (274.4)	$ (183.3)
Unrecognized tax benefits, interest and penalties	1.1	0.5	0.4
Reduction in tax positions of prior years	9.5	0.0
Unrecognized tax benefits, including interest and penalties, at January 1,	3.2	$ 11.3	$ 6.2
Her Majesty's Revenue and Customs (HMRC)
Income Tax Examination [Line Items]
Reduction in income tax provision, valuation allowance	64.0
Valuation allowance, deferred tax asset, increase (decrease), amount	$ 16.5